Recoverable Taxes	12 Months Ended
Dec. 31, 2023
Recoverable Taxes [Abstract]
Recoverable taxes

7 Recoverable taxes

Recoverable taxes as of December 31, 2023 and December 31, 2022 was comprised of the following:

	December 31, 2023	December 31, 2022
Value-added tax on sales and services – ICMS/IVA/VAT/GST	919,634	1,006,814
Social contribution on billings – PIS and COFINS	502,397	527,607
Withholding income tax – IRRF/IRPJ	1,196,502	1,199,323
Excise tax – IPI	22,004	24,478
Reintegra	8,905	9,551
Other	13,953	10,558
	2,663,395	2,778,331

Current	919,120	1,021,701
Non-current	1,744,275	1,756,630
	2,663,395	2,778,331

Value-added tax on sales and services (ICMS/IVA/VAT/GST):    Refers to excess credits derived from purchases of raw materials, packaging and other materials over tax charges due on domestic sales, since exports are exempt. Since these credits do not expire, the Group expects to recover the total amount of the tax credit, including Brazilian ICMS credits from other states (based on the difference between the statutory rate of tax and the effective rate for ICMS collection in the state of origin) either through offsetting tax charges on domestic sales or through purchases of fixed assets, packaging, electricity, and other vendors.

Social contribution on billings — PIS and COFINS:    Refers value added taxes (non-cumulative PIS and COFINS credits) arising from purchases of raw materials, packaging and other materials used in products sold in markets outside of Brazil. Such credits do not expire and can be offset against other federal taxes, such as income taxes, or used to settle, administrative or judicial proceedings. The Group started to offset the PIS and COFINS credits generated, starting in August 2018 with social security debts.

Withholding income tax — IRRF/IRPJ:    Refers mainly to income tax paid from foreign subsidiaries, Brazilian withholding income tax levied on short-term investments and income tax and social contribution prepayments paid by estimate. As of December 31, 2023 the amount of US$ 886,130 (US$ 730,069 as of December 31, 2022) relates to advances of income taxes in foreign jurisdictions, which do not expire.

Excise tax — IPI:    Refers to value added taxes incurred upon the production of goods in Brazil. The rates may differ according to the type of product, volume or selling price. These credits do not expire and can be used to pay other federal taxes or reimbursed in cash.

Reintegration of the Special Tax Values — Reintegra:    Refers to tax incentives for exports which can be fully or partially reimbursed in cash. Tax credit amounts are calculated by multiplying the statutory rate by gross revenue from the export of certain commercial products. These credits do not expire and can be offset against other federal taxes, such as income taxes, or reimbursed in cash.